Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Foreign Exchange Rates

The most significant closing exchange rates and the approximate average exchange rates for statement of financial position accounts and statement of operations accounts as of December 31, 2017, 2016 and 2015, were as follows:

	2017		2016		2015
Currency	Closing	Average	Closing	Average	Closing	Average
Dollar	19.6500	18.8800	20.7200	18.7200	17.2300	15.9800
Euro	23.5866	21.4122	21.7945	20.6564	18.7181	17.6041
British Pound Sterling	26.5361	24.4977	25.5361	25.0731	25.4130	24.3638
Colombian Peso	0.0066	0.0064	0.0069	0.0062	0.0055	0.0058
Egyptian Pound	1.1082	1.0620	1.1234	1.8261	2.2036	2.0670
Philippine Peso	0.3936	0.3747	0.4167	0.3927	0.3661	0.3504

Summary of Maximum Average Useful Lives of Fixed Assets

As of December 31, 2017, the average useful lives by category of fixed assets were as follows:

Years
Administrative buildings	35
Industrial buildings	30
Machinery and equipment in plant	17
Ready-mix trucks and motor vehicles	9
Office equipment and other assets	6

Summary of Statutory Tax Rates

For the years ended December 31, 2017, 2016 and 2015, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2017	2016	2015
Mexico	30.0%	30.0%	30.0%
United States	35.0%	35.0%	35.0%
United Kingdom	19.3%	20.0%	20.3%
France	34.4%	34.4%	38.0%
Germany	28.2%	28.2%	29.8%
Spain	25.0%	25.0%	28.0%
Philippines	30.0%	30.0%	30.0%
Colombia	40.0%	40.0%	39.0%
Egypt	22.5%	22.5%	22.5%
Switzerland	9.6%	9.6%	9.6%
Others	7.8% – 39.0%	7.8% – 39.0%	7.8% – 39.0%